Insurance (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite Lived Intangible Liabilities
Balance at January 1,	$ 4,287	$ 0
Acquisitions	7	4,422
Amortization of negative VOBA	(697)	(64)	0
Effect of foreign currency translation	60	(71)
Balance at December 31,	$ 3,657	$ 4,287	$ 0